NPN
Nuveen Pennsylvania Municipal Value Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 97.8% (97.0% of Total Investments)
	Consumer Staples – 2.5% (2.5% of Total Investments)
$315	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	$335,469
95	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (AMT)	No Opt. Call	AA-	129,210
410	Total Consumer Staples			464,679
	Education and Civic Organizations – 8.0% (7.9% of Total Investments)
50	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	51,016
15	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/39	10/29 at 100.00	BB+	14,798
70	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	75,135
20	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	20,886
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39	11/27 at 100.00	A+	117,894
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University Project, Series 2019, 5.000%, 5/01/48	5/29 at 100.00	Baa3	30,165
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	30,539
60	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	51,315
75	General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP Financing Program-York College of Pennsylvania, Series 2017 PP4, 3.375%, 11/01/37	10/27 at 100.00	A-	75,698
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
15	3.250%, 5/01/36	5/26 at 100.00	BBB+	12,811
35	3.500%, 5/01/41	5/26 at 100.00	BBB+	29,200
50	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	55,950
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
50	4.000%, 9/01/44	9/29 at 100.00	A	52,647
25	4.000%, 9/01/49	9/29 at 100.00	A	26,174
90	Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38	11/28 at 100.00	Aa3	102,959

NPN	Nuveen Pennsylvania Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$35	Pennsylvania Higher Educational Facilites Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB-	$36,715
45	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A	46,945
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	Baa1	29,881
60	5.000%, 11/01/42	11/22 at 100.00	Baa1	57,322
95	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38	7/23 at 100.00	A-	98,337
70	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 3.625%, 5/01/35	11/27 at 100.00	BBB-	59,509
100	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43, 144A	6/20 at 100.00	BB	100,154
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	48,033
100	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	92,091
145	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	148,142
1,450	Total Education and Civic Organizations			1,464,316
	Health Care – 20.0% (19.9% of Total Investments)
460	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	475,999
115	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A, 4.000%, 7/15/35	7/29 at 100.00	A	126,586
380	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	BBB+	393,798
100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A, 5.000%, 11/15/46	11/25 at 100.00	AA-	111,738
75	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A, 4.000%, 10/01/37	10/27 at 100.00	AA	84,865
190	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	AA	214,920
200	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019, 4.000%, 11/01/44	11/29 at 100.00	A+	217,258
55	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A, 5.000%, 6/01/35	6/26 at 100.00	A	62,825
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	36,658
225	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	BBB-	244,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$25	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB-	$25,733
150	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	171,450
100	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA	115,082
155	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA	179,279
100	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016, 4.000%, 11/01/41	5/26 at 100.00	A	106,810
40	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	11/22 at 100.00	A	41,540
200	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	211,144
145	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	151,086
200	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	222,482
210	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	Aa3	254,719
100	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	111,616
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	AA-	105,604
3,360	Total Health Care			3,665,882
	Housing/Multifamily – 7.0% (7.0% of Total Investments)
15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A, 5.000%, 8/01/45	8/23 at 100.00	Baa3	15,083
35	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	31,305
30	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46	7/24 at 100.00	BBB-	30,066
100	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	100,238
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	306,636

NPN	Nuveen Pennsylvania Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva P Mithcell Residence Project, Series 2009, 5.100%, 10/20/44	6/20 at 100.00	Aa1	$801,544
1,280	Total Housing/Multifamily			1,284,872
	Housing/Single Family – 11.4% (11.2% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
65	3.300%, 10/01/32	10/21 at 100.00	AA+	66,282
25	3.650%, 10/01/37	10/21 at 100.00	AA+	25,424
35	3.700%, 10/01/42	10/21 at 100.00	AA+	35,536
115	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B, 4.000%, 4/01/45	10/24 at 100.00	AA+	121,583
55	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	57,711
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	524,605
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
400	3.200%, 10/01/41 (UB) (4)	10/25 at 100.00	AA+	418,532
100	3.200%, 10/01/41	10/25 at 100.00	AA+	104,633
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B:
70	3.450%, 10/01/32	10/26 at 100.00	AA+	76,697
75	3.900%, 10/01/37	10/26 at 100.00	AA+	81,811
250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47	4/27 at 100.00	AA+	267,887
250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 3.350%, 10/01/45	10/28 at 100.00	AA+	267,225
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 2015-XF0109, 10.256%, 10/01/31, 144A (IF) (4)	10/22 at 100.00	AA+	27,705
1,965	Total Housing/Single Family			2,075,631
	Industrials – 0.6% (0.5% of Total Investments)
100	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (AMT) (Mandatory Put 7/01/24)	No Opt. Call	A-	100,859
	Long-Term Care – 5.3% (5.3% of Total Investments)
155	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	154,586
35	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51	12/25 at 103.00	N/R	30,338
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2016, 5.000%, 1/01/29	1/26 at 100.00	BBB+	104,251

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$70	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019, 5.000%, 1/01/45	1/25 at 104.00	N/R	$59,004
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
125	4.000%, 1/01/33	1/25 at 100.00	BBB+	120,494
135	5.000%, 1/01/38	1/25 at 100.00	BBB+	137,556
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A:
25	4.125%, 1/01/38	1/29 at 100.00	BBB+	23,761
30	5.000%, 1/01/39	1/29 at 100.00	BBB+	30,860
20	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	21,632
40	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2020, 5.000%, 3/01/50	3/27 at 102.00	BB+	36,810
200	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	207,356
55	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2019, 5.000%, 11/01/44	11/26 at 103.00	BB+	47,932
990	Total Long-Term Care			974,580
	Materials – 0.9% (0.9% of Total Investments)
165	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	165,889
	Tax Obligation/General – 9.5% (9.5% of Total Investments)
160	Adams County, Pennsylvania, General Obligation Bonds, Series 2017B, 2.500%, 11/15/29	11/25 at 100.00	Aa2	173,230
220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	AA-	253,849
10	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	AA-	10,962
125	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/33	8/26 at 100.00	Aa2	142,957
45	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	51,792
115	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/39	12/24 at 100.00	AA	134,744
100	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 2/15/44	2/27 at 100.00	Aaa	121,926
25	Easton Area School District, Northampton County, Pennsylvania, General Obligation Bonds, Series 2020B, 5.000%, 2/01/31	2/28 at 100.00	Aa2	32,046
195	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	220,849
15	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	16,568

NPN	Nuveen Pennsylvania Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$400	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	AA-	$440,284
35	Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2018, 3.500%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	38,079
80	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	87,033
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
10	5.000%, 11/15/21	No Opt. Call	BB+	9,982
10	5.000%, 11/15/28	5/24 at 100.00	BB+	9,465
1,545	Total Tax Obligation/General			1,743,766
	Tax Obligation/Limited – 7.6% (7.5% of Total Investments)
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	26,079
230	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	230,255
100	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2020, 4.125%, 11/30/20, 144A	7/20 at 100.00	N/R	100,391
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
35	5.000%, 6/01/33	6/28 at 100.00	A1	42,008
155	4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	168,886
200	4.000%, 6/01/39 – AGM Insured (UB) (4)	6/28 at 100.00	AA	217,918
120	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	122,362
100	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	97,185
100	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/37 (5)	12/26 at 100.00	AA-	108,826
100	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A+	116,198
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
17	4.500%, 7/01/34	7/25 at 100.00	N/R	17,195
72	5.000%, 7/01/58	7/28 at 100.00	N/R	72,235
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
10	4.329%, 7/01/40	7/28 at 100.00	N/R	9,625
38	4.784%, 7/01/58	7/28 at 100.00	N/R	36,922
15	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35	1/28 at 100.00	BB	14,476
1,317	Total Tax Obligation/Limited			1,380,561

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 8.6% (8.6% of Total Investments)
$245	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A1	$299,745
125	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/38	1/29 at 100.00	A+	151,922
140	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	158,143
175	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	185,712
585	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	660,477
100	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34	12/27 at 100.00	A	122,957
1,370	Total Transportation			1,578,956
	U.S. Guaranteed – 7.0% (6.9% of Total Investments) (6)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 2015-XF0123, 13.178%, 12/01/29 (Pre-refunded 12/01/21) – AGM Insured, 144A (IF) (4)	12/21 at 100.00	AA	213,066
55	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013, 5.750%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	62,620
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	50,223
120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	136,932
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
110	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R	112,879
480	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	AA-	492,562
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	AA-	103,496
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A-	101,697
1,190	Total U.S. Guaranteed			1,273,475
	Utilities – 6.6% (6.6% of Total Investments)
140	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)	No Opt. Call	N/R	700
10	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	50
250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	1,250

NPN	Nuveen Pennsylvania Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$170	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta Project, Refunding Series 2015A, 5.000%, 7/01/43	7/20 at 100.00	Ba3	$170,204
125	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	135,513
55	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	275
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, 3.000%, 10/01/36 (AMT)	10/29 at 100.00	A-	246,275
90	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	72,140
250	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39	10/29 at 100.00	A+	270,332
150	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	171,713
125	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	144,485
1,600	Total Utilities			1,212,937
	Water and Sewer – 2.8% (2.7% of Total Investments)
200	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010, 5.000%, 6/01/40 – AGM Insured	12/20 at 100.00	AA	204,434
200	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	227,386
25	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	29,669
40	Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 – AGM Insured	9/29 at 100.00	AA	42,977
465	Total Water and Sewer			504,466
$17,207	Total Municipal Bonds (cost $17,297,445)			17,890,869

Shares	Description (1)	Value
	COMMON STOCKS – 3.1% (3.0% of Total Investments)
	Electric Utilities – 3.1% (3.0% of Total Investments)
14,612	Energy Harbor Corp (8), (9)	$562,562
	Total Common Stocks (cost $293,721)	562,562
	Total Long-Term Investments (cost $17,591,166)	18,453,431
	Floating Rate Obligations – (2.5)%	(450,000)
	Other Assets Less Liabilities – 1.6% (10)	282,141
	Net Asset Applicable to Common Shares – 100%	$18,285,572

Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(5)	9/20	$(693,102)	$(695,312)	$(2,210)	$(2,031)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$17,890,869	$ —	$17,890,869
Common Stocks*	—	562,562	—	562,562
Investments in Derivatives:
Futures Contracts**	(2,210)	—	—	(2,210)
Total	$(2,210)	$18,453,431	$ —	$18,451,221

*	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
**	Represents net unrealized appreciation (depreciation).

NPN	Nuveen Pennsylvania Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.